Fair Value (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value [Abstract]
Company's Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present the Company’s assets and liabilities measured at fair value on a recurring basis as of the dates indicated (dollars in thousands).

Recurring Fair Value Measurements

As of December 31, 2019

	Level 1	Level 2	Level 3	Carrying Value
Assets
RMBS
Fannie Mae	$-	$1,619,233	$-	$1,619,233
Freddie Mac	-	727,851	-	727,851
CMOs	-	129,083	-	129,083
Private Label MBS	-	32,193	-	32,193
RMBS total	-	2,508,360	-	2,508,360
Derivative assets
Interest rate swaps	-	17,921	-	17,921
Interest rate swaptions	-	368	-	368
Derivative assets total	-	18,289	-	18,289
Servicing related assets	-	-	291,111	291,111
Total Assets	$-	$2,526,649	$291,111	$2,817,760
Liabilities
Derivative liabilities
Interest rate swaps	-	10,140	-	10,140
TBAs	-	423	-	423
Treasury futures	-	1,774	-	1,774
Derivative liabilities total	-	12,337	-	12,337
Total Liabilities	$-	$12,337	$-	$12,337

As of December 31, 2018

	Level 1	Level 2	Level 3	Carrying Value
Assets
RMBS
Fannie Mae	$-	$1,178,164	$-	$1,178,164
Freddie Mac	-	459,008	-	459,008
CMOs	-	103,500	-	103,500
Private Label MBS	-	29,438	-	29,438
RMBS total	-	1,770,110	-	1,770,110
Derivative assets
Interest rate swaps	-	23,176	-	23,176
Interest rate swaptions	-	170	-	170
TBAs	-	168	-	168
Treasury futures	-	744	-	744
Derivative assets total	-	24,258	-	24,258
Servicing related assets	-	-	294,907	294,907
Total Assets	$-	$1,794,368	$294,907	$2,089,275
Liabilities
Derivative liabilities
Interest rate swaps	-	3,816	-	3,816
Derivative liabilities total	-	3,816	-	3,816
Total Liabilities	$-	$3,816	$-	$3,816

Company's Level 3 Assets (Servicing Related Assets) Measured at Fair Value on Recurring Basis
The tables below present the reconciliation for the Company’s Level 3 assets (Servicing Related Assets) measured at fair value on a recurring basis as of the dates indicated (dollars in thousands):

Level 3 Fair Value Measurements

As of December 31, 2019

Level 3 (A)
MSRs
Balance at December 31, 2018	$294,907
Purchases, sales and principal paydowns:
Purchases	104,969
Other changes (B)	(1,993)
Purchases, sales and principal paydowns:	$102,976
Changes in Fair Value due to:
Changes in valuation inputs or assumptions used in valuation model	(43,737)
Other changes in fair value (C)	(63,035)
Unrealized gain (loss) included in Net Income	$(106,772)
Balance at December 31, 2019	$291,111

As of December 31, 2018

Level 3 (A)
MSRs
Balance at December 31, 2017	$122,806
Purchases, sales and principal paydowns:
Purchases	178,192
Other changes (B)	(2,518)
Purchases, sales and principal paydowns:	$175,674
Changes in Fair Value due to:
Changes in valuation inputs or assumptions used in valuation model	14,648
Other changes in fair value (C)	(18,221)
Unrealized gain (loss) included in Net Income	$(3,573)
Balance at December 31, 2018	$294,907

(A)	Includes the recapture agreement for each respective pool.
(B)	Represents purchase price adjustments, principally contractual prepayment protection, and changes due to the Company’s repurchase of the underlying collateral.
(C)	Represents changes due to realization of expected cash flows and estimated MSR runoff.

Significant Unobservable Inputs Used in Fair Value Measurement
The tables below present information about the significant unobservable inputs used in the fair value measurement of the Company’s Servicing Related Assets classified as Level 3 fair value assets as of the dates indicated (dollars in thousands):

Fair Value Measurements

As of December 31, 2019

	Fair Value	Valuation Technique	Unobservable Input (A)	Range	Weighted Average
MSRs
Conventional	$263,357	Discounted cash flow	Constant prepayment speed	7.8% - 21.1%	13.2%
			Uncollected payments	0.4% - 0.8%	0.7%
			Discount rate		7.3%
			Annual cost to service, per loan		$73
Government	$27,754	Discounted cash flow	Constant prepayment speed	6.5% - 19.5%	13.6%
			Uncollected payments	2.2% - 9.0%	2.8%
			Discount rate		9.4%
			Annual cost to service, per loan		$112
TOTAL	$291,111

As of December 31, 2018

	Fair Value	Valuation Technique	Unobservable Input (A)	Range	Weighted Average
MSRs
Conventional	$254,691	Discounted cash flow	Constant prepayment speed	4.5% - 20.6%	9.1%
			Uncollected payments	0.5% - 11.7%	0.9%
			Discount rate		9.3%
			Annual cost to service, per loan		$70
Government	$40,216	Discounted cash flow	Constant prepayment speed	6.3% - 17.9%	8.9%
			Uncollected payments	3.1% - 12.4%	4.2%
			Discount rate		12.0%
			Annual cost to service, per loan		$111
TOTAL	$294,907

(A)
Significant increases (decreases) in any of the inputs in isolation may result in significantly lower (higher) fair value measurements. A change in the assumption used for discount rates may be accompanied by a directionally similar change in the assumption used for the probability of uncollected payments and a directionally opposite change in the assumption used for prepayment rates.